Morgan Stanley Europe Opportunity Fund, Inc.

Portfolio of Investments ▪ July 31, 2020 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.4%)
	Denmark (7.9%)
	Air Freight & Logistics
74,299	DSV A/S	$10,166,738
	France (8.1%)
	Beverages
15,147	Pernod Ricard SA	2,603,008
	Software
16,585	Dassault Systemes SE	3,020,020
	Textiles, Apparel & Luxury Goods
5,966	Hermes International	4,836,872
	Total France	10,459,900
	Germany (10.0%)
	Internet & Direct Marketing Retail
113,724	HelloFresh SE (a)	6,173,139
	Textiles, Apparel & Luxury Goods
11,701	Adidas AG (a)	3,226,869
44,399	Puma SE (a)	3,455,924
		6,682,793
	Total Germany	12,855,932
	Italy (7.9%)
	Beverages
383,700	Davide Campari-Milano SpA	3,873,594
	Textiles, Apparel & Luxury Goods
162,917	Moncler SpA (a)	6,298,674
	Total Italy	10,172,268
	Netherlands (12.9%)
	Information Technology Services
4,833	Adyen N.V. (a)	8,109,811
	Internet & Direct Marketing Retail
39,891	Takeaway.com N.V (a)	4,304,926
	Semiconductors & Semiconductor Equipment
11,782	ASML Holding N.V.	4,188,944
	Total Netherlands	16,603,681
	Sweden (6.1%)
	Biotechnology
139,380	Vitrolife AB (a)	3,381,583
	Hotels, Restaurants & Leisure
65,151	Evolution Gaming Group AB	4,421,199
	Total Sweden	7,802,782
	Switzerland (7.9%)
	Food Products
31	Chocoladefabriken Lindt & Spruengli AG (Registered)	2,657,916
	Health Care Equipment & Supplies
4,080	Straumann Holding AG (Registered)	4,041,651
	Marine
19,886	Kuehne & Nagel International AG (Registered) (a)	3,428,085
	Total Switzerland	10,127,652
	United Kingdom (12.9%)
	Beverages
72,531	Diageo PLC	2,653,954
167,188	Fevertree Drinks PLC	4,764,268
		7,418,222

Morgan Stanley Europe Opportunity Fund, Inc.

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	Biotechnology
169,543	Abcam PLC	2,858,060
	Interactive Media & Services
556,967	Rightmove PLC	4,019,541
	Internet & Direct Marketing Retail
702,187	boohoo Group PLC (a)	2,375,768
	Total United Kingdom	16,671,591
	United States (17.7%)
	Entertainment
29,309	Spotify Technology SA (a)	7,556,446
	Information Technology Services
26,209	EPAM Systems, Inc. (a)	7,602,707
	Internet & Direct Marketing Retail
298,344	Farfetch Ltd., Class A (a)(b)	7,646,557
	Total United States	22,805,710
	Total Common Stocks (Cost $84,009,396)	117,666,254

NUMBER OF SHARES (000)
Short-Term Investments (14.2%)
Securities held as Collateral on Loaned Securities (5.2%)
Investment Company (4.2%)
5,343	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	5,343,338

PRINCIPAL AMOUNT (000)

	Repurchase Agreements (1.0%)
$504	Barclays Capital, Inc. (0.08%, dated 7/31/20, due 8/3/20; proceeds $504,092; fully collateralized by a U.S. Government obligation; 1.88% due 6/30/26; valued at $514,174)	504,089
504	HSBC Securities USA, Inc. (0.08%, dated 7/31/20, due 8/3/20; proceeds $504,092; fully collateralized by a U.S. Government obligation; 2.00% due 10/31/21; valued at $514,176)	504,089
302	Merrill Lynch & Co., Inc. (0.08%, dated 7/31/20, due 8/3/20; proceeds $302,455; fully collateralized by a U.S. Government obligation; 3.00% due 2/15/47; valued at $308,505)	302,453
		1,310,631
	Total Securities held as Collateral on Loaned Securities (Cost $6,653,969)	6,653,969

NUMBER OF SHARES (000)
	Investment Company (9.0)%
11,562	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $11,561,896)		11,561,896
	Total Short-Term Investments (Cost $18,215,865)		18,215,865
	Total Investments (Cost $102,225,261) (d)(e)(f)	105.6%	135,882,119
	Liabilities in Excess of Other Assets	(5.6)	(7,164,324)
	Net Assets	100.0%	$128,717,795

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Europe Opportunity Fund, Inc.

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2020, were $7,646,557 and $7,607,772 respectively. The Fund received cash collateral of $7,010,511, of which $6,653,969 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At July 31, 2020, there was uninvested cash collateral of $356,542, which is not reflected in the Portfolio of Investments. The remaining collateral of $597,261 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2020, advisory fees paid were reduced by $4,012 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2020, the Fund did not engage in any cross-trade transactions.
(e)	The fair value and percentage of net assets, $94,860,544 and 73.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At July 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $33,796,132 and the aggregate gross unrealized depreciation is $139,274, resulting in net unrealized appreciation of $33,656,858.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet & Direct Marketing Retail	$20,500,390		15.9%
Textiles, Apparel & Luxury Goods	17,818,339		13.8
Information Technology Services	15,712,518		12.2
Beverages	13,894,824		10.8
Investment Company	11,561,896		8.9
Air Freight & Logistics	10,166,738		7.9
Entertainment	7,556,446		5.8
Biotechnology	6,239,643		4.8
Hotels, Restaurants & Leisure	4,421,199		3.4
Semiconductors & Semiconductor Equipment	4,188,944		3.2
Health Care Equipment & Supplies	4,041,651		3.1
Interactive Media & Services	4,019,541		3.1
Marine	3,428,085		2.7
Software	3,020,020		2.3
Food Products	2,657,916		2.1
	$129,228,150	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Portfolio of Investments ▪ July 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), (effective April 14, 2020, MSIM Limited is no longer a Sub-Adviser to the Fund, a wholly-owned subsidiary of Morgan Stanley), determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$10,166,738	$—	$10,166,738
Beverages	—	13,894,824	—	13,894,824
Biotechnology	—	6,239,643	—	6,239,643
Entertainment	7,556,446	—	—	7,556,446
Food Products	—	2,657,916	—	2,657,916
Health Care Equipment & Supplies	—	4,041,651	—	4,041,651
Hotels, Restaurants & Leisure	—	4,421,199	—	4,421,199
Information Technology Services	7,602,707	8,109,811	—	15,712,518
Interactive Media & Services	—	4,019,541	—	4,019,541
Internet & Direct Marketing Retail	7,646,557	12,853,833	—	20,500,390
Marine	—	3,428,085	—	3,428,085
Semiconductors & Semiconductor Equipment	—	4,188,944	—	4,188,944
Software	—	3,020,020	—	3,020,020
Textiles, Apparel & Luxury Goods	—	17,818,339	—	17,818,339
Total Common Stocks	22,805,710	94,860,544	—	117,666,254
Short-Term Investments
Investment Company	16,905,234	—	—	16,905,234
Repurchase Agreements	—	1,310,631	—	1,310,631
Total Short-Term Investments	16,905,234	1,310,631	—	18,215,865
Total Assets	$39,710,944	$96,171,175	$—	$135,882,119

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.